UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morrison & Frazier, LLC
Address: 3658 Mt. Diablo Boulevard, Suite 215
         Lafayette, CA  94549

13F File Number: 12372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard H. Morrison
Title:    President
Phone:    (925) 283-1500
Signature, Place, and Date of Signing:

/s/ Richard H. Morrison            Lafayette, CA              Date July 25, 2007
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   125

Form 13F Information Table Value Total:   $61,612,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
***ELDORADO GOLD CORP NEW      Com              284902103      885   151800  SH                             151800
***MAGNA ENTERTAINMENT CORP    Com              559211107     2411   662400  SH                             662400
***SEABRIDGE GOLD INC          Com              811916105     2184   149600  SH                             149600
A F L A C Inc                  Com                1055102       14      300  SH                                300
ABAXIS INC                     Com                2567105      989    40600  SH                              40600
ALANCO TECHNOLOGIES INC        Com               11612603      336   150000  SH                             150000
Alcatel Lucent Adr             Com               13904305        2      207  SH                                207
AMERICAN ECOLOGY CORP          Com               25533407     1268    66000  SH                              66000
American Express Company       Com               25816109      716    12700  SH                              12700
American Intl Group Inc        Com               26874107      598     8891  SH                               8891
Amgen Incorporated             Com               31162100     2540    45450  SH                              45450
Anheuser Busch Co Inc          Com               35229103       10      200  SH                                200
AON CORP                       Com               37389103      254     6700  SH                               6700
Apple Computer Inc             Com               37833100       74      796  SH                                796
Applied Materials, Inc.        Com               38222105       11      600  SH                                600
Argonaut Group                 Com               40157109        4      126  SH                                126
Bank Of America Corp           Com               60505104      764    14975  SH                              14975
Baxter International Inc       Com               71813109       21      400  SH                                400
Bed Bath & Beyond              Com               75896100       32      800  SH                                800
Berkshire Hathaway Cl B        Com               84670207      124       34  SH                                 34
Biomet Incorporated            Com               90613100       10      225  SH                                225
BJ SERVICES CO                 Com               55482103      223     8000  SH                               8000
Boeing Co                      Com               97023105       18      200  SH                                200
Boston Scientific Corp         Com              101137107       87     6000  SH                               6000
BRIGHT HORIZON FAMILY SOLUTION Com              109195107      457    12100  SH                              12100
Bristol-Myers Squibb Co        Com              110122108       56     2000  SH                               2000
Brocade Communs Sys Inc        Com              111621108        6      600  SH                                600
Build A Bear Workshop          Com              120076104        5      200  SH                                200
C V S Corp Del                 Com              126650100      485    14200  SH                              14200
Caterpillar Inc                Com              149123101       20      300  SH                                300
Central Fd Cda Ltd Cla         Com              153501101     2554   271650  SH                             271650
CERUS CORP                     Com              157085101     4532   671400  SH                             671400
Chevrontexaco Corp             Com              166764100      713     9635  SH                               9635
Citigroup Inc                  Com              172967101     2301    44810  SH                              44810
Clorox Company                 Com              189054109       22      353  SH                                353
Coca Cola Company              Com              191216100        8      160  SH                                160
Colgate-Palmolive Co           Com              194162103       10      150  SH                                150
COPART INC                     Com              217204106     1829    65300  SH                              65300
Curtiss Wright Corp            Com              231561101        4      108  SH                                108
Deere & Co                     Com              244199105       43      400  SH                                400
Disney Walt Co                 Com              254687106       64     1860  SH                               1860
Dow Chemical Company           Com              260543103       14      300  SH                                300
Du Pont E I De Nemour&Co       Com              263534109       35      700  SH                                700
Durect Corp                    Com              266605104        3      660  SH                                660
Edgewater Technology Inc       Com              280358102        6      700  SH                                700
Edison International           Com              281020107       86     1756  SH                               1756
ELAN CORP PLC-ADR              Com              284131208       13     1000  SH                               1000
Emerson Electric Co            Com              291011104       17      400  SH                                400
Encana Corporation             Com              292505104       10      200  SH                                200
Enterprise Prd Prtnrs Lp       Com              293792107       76     2400  SH                               2400
First Data Corporation         Com              319963104      208     7716  SH                               7716
GAINSCO INC                    Com              363127200     2416   361182  SH                             361182
Gallagher Arthur J & Co        Com              363576109        8      300  SH                                300
GENERAL DYNAMICS CORP          Com              369550108       46      600  SH                                600
General Electric Company       Com              369604103      889    25146  SH                              25146
General Mills Inc              Com              370334104       47      800  SH                                800
Halliburton Co Hldg Co         Com              406216101      190     6000  SH                               6000
Harley Davidson Inc            Com              412822108        6      100  SH                                100
Harris & Harris                Com              413833104      155    12000  SH                              12000
Healthsouth Corp New           Com              421924309        9      420  SH                                420
Home Depot Inc                 Com              437076102       96     2625  SH                               2625
Hugoton Royalty Tr Ubi         Com              444717102      151     6000  SH                               6000
IAMGOLD INTL AFRICAN MNG GOLD  Com              450913108     1518   197200  SH                             197200
India Fund Inc                 Com              454089103       31      800  SH                                800
Intel Corp                     Com              458140100      100     5240  SH                               5240
Intl Business Machines         Com              459200101       85      900  SH                                900
INTUIT INC                     Com              461202103     2443    89300  SH                              89300
Ishares Msci Jpn Idx Fd        Com              464286848      621    42650  SH                              42650
Ishares TRUST Dow Jones        Com              464287168        4       50  SH                                 50
Johnson & Johnson              Com              478160104      713    11835  SH                              11835
Kimberly-Clark Corp            Com              494368103       27      400  SH                                400
LANGER BIOMECHANICS GROUPINC   Com              515707107     2703   496000  SH                             496000
Lehman Bros Holding Inc        Com              524908100      516     7365  SH                               7365
Lilly Eli & Company            Com              532457108       70     1310  SH                               1310
LINCARE HOLDINGS INC           Com              532791100     2639    72000  SH                              72000
LOCKHEED MARTIN CORP           Com              539830109       78      800  SH                                800
Lyondell Chemical Co           Com              552078107       21      700  SH                                700
Macerich Company               Com              554382101       28      300  SH                                300
Medtronic Inc                  Com              585055106      682    13903  SH                              13903
Meridian Gold Inc              Com              589975101      504    19750  SH                              19750
Microsoft Corp                 Com              594918104      437    15680  SH                              15680
NEWELL RUBBERMAID INC          Com              651229106     2737    88050  SH                              88050
Newmont Mining Corp            Com              651639106       88     2100  SH                               2100
Nike Inc Class B               Com              654106103      255     2400  SH                               2400
Northrop Grumman Corp          Com              666807102        7      100  SH                                100
Oil States International       Com              678026105        6      180  SH                                180
Oneok Inc New                  Com              682680103       14      300  SH                                300
P I C O Holdings Inc New       Com              693366205       13      300  SH                                300
Peets Coffee & Tea Inc         Com              705560100      127     4600  SH                               4600
Pepsico Incorporated           Com              713448108      397     6250  SH                               6250
Pfizer Incorporated            Com              717081103       93     3675  SH                               3675
Pimco High Income Fund         Com              722014107      260    16300  SH                              16300
PRECISION CASTPARTS CORP       Com              740189105       29      274  SH                                274
Procter & Gamble Co            Com              742718109      164     2600  SH                               2600
Qualcomm Inc                   Com              747525103       13      300  SH                                300
Redwood TRUST Inc              Com              758075402      141     2700  SH                               2700
Restoration Hardware Inc       Com              760981100      190    28900  SH                              28900
Royal Dutch Shell A Adrf       Com              780259206       21      324  SH                                324
Sara Lee Corp                  Com              803111103       34     2000  SH                               2000
Schering Plough Corp           Com              806605101        1       50  SH         Sole                    50
SCHERING PLOUGH CORP           Com              806605606      956    16250  SH                              16250
Schlumberger Ltd               Com              806857108      135     1960  SH                               1960
Simpson Manufacturing Co       Com              829073105       59     1900  SH                               1900
Streetracks Gold TRUST         Com              863307104      887    13500  SH                              13500
Teledyne Technologies          Com              879360105        2       57  SH                                 57
TELKONET INC                   Com              879604106     1348   501200  SH                             501200
TELLABS INC                    Com              879664100     3054   308500  SH                             308500
Texas Instruments Inc          Com              882508104      400    13300  SH                              13300
The Southern Company           Com              842587107       92     2500  SH                               2500
Time Warner Inc                Com              887317105     2287   115970  SH                             115970
TXU Corp                       Com              873168108       13      200  SH                                200
Tyco Intl Ltd New              Com              902124106     1262    40000  SH                              40000
United Parcel Service B        Com              911312106       21      300  SH                                300
United Technologies Corp       Com              913017109       39      600  SH                                600
Walgreen Company               Com              931422109      140     3050  SH                               3050
Wal-Mart Stores Inc            Com              931142103      193     4110  SH                               4110
Washington Mutual Inc          Com              939322103      503    12450  SH                              12450
WATTS INDS INC                 Com              942749102       38     1000  SH                               1000
Wells Fargo & Co New           Com              949746101      210     6100  SH                               6100
Westaff Inc                    Com              957070105        7     1300  SH                               1300
Western Union Company          Com              959802109      156     7116  SH                               7116
Williams Companies             Com              969457100       71     2500  SH                               2500
Williams Sonoma                Com              969904101        4      100  SH                                100
Wyeth                          Com              983024100      670    13400  SH                              13400
Yum Brands Inc                 Com              988498101       87     1500  SH                               1500
